UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Alesco Advisors LLC
Address:  1080 Pittsford-Victor Road
          Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ned W. Roman
Title:  Compliance Officer
Phone:  (585) 586-0970

Signature, Place, and Date of Signing:

/s/ Ned W. Roman                                             1/19/2005
------------------------     Pittsford, New York          ------------------
       (Signature)              (City, State)                    (Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   23
Form 13F Information Table Value Total:   $171,316
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                             TITLE OF                     VALUE   SHARES/  SH/ PUT/   INVSTMT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER            CLASS             CUSIP    (x$1000) PRN AMT  PRN CALL   DSCRETN   MANAGERS   SOLE    SHARED    NONE
-----------------------      --------         ---------  -------- -------  --- ----   -------   --------  -------  ------   -------
First Niagara Finl GP Inc.   Com              33582V108   $3,292  236,010  SH          Other                    0     0     236,010
Bank of America Corporation  Com               60505104   $3,131   66,636  SH          Other                    0     0      66,636
Phoenix Footware Group Inc   Com              71903M100   $5,409  695,200  SH          Other                    0     0     695,200
Xerox Corp.                  Com              984121103     $453   26,624  SH          Other               26,624     0           0
Amnet Mortgage Inc.          Com              03169A108     $670   81,600  SH          Other                    0     0      81,600
Aura Systems                 Com               51526101       $3   79,001  SH          Sole                     0     0      79,001
Anheuser Busch Cos Inc       Com              035229103     $803   15,821  SH          Other               15,821     0           0
Brown & Brown Inc            Com              115236101     $340    7,802  SH          Other                    0     0       7,802
SPDR TR                      Unit Ser 1       78462F103  $39,656  328,086  SH          Sole               309,086     0      19,000
ISHARES TR                   S&P 500 Index    464287200  $18,958  156,675  SH          Sole               153,375     0       3,300
ISHARES                      S&P SMLCAP 600   464287804  $16,962  104,247  SH          Sole                94,502     0       9,745
ISHARES                      S&P MIDCAP 400   464287507  $16,922  127,884  SH          Sole               116,199     0      11,685
ISHARES                      MSCI EAFE IDX    464287465  $11,487   84,853  SH          Sole                81,078     0       3,775
ISHARES                      S&P MIDCP GROW   464287606   $9,464   70,415  SH          Sole                66,980     0       3,435
ISHARES                      S&P SMLCP GROW   464287887   $8,722   81,438  SH          Sole                76,533     0       4,905
ISHARES                      S&P MIDCP VALU   464287705   $6,364   49,525  SH          Sole                45,725     0       3,800
ISHARES                      S&P 500/BAR VAL  464287408   $6,991  111,175  SH          Sole               104,535     0       6,640
ISHARES                      S&P 500/BAR GRW  464287309   $6,982  120,897  SH          Sole               114,507     0       6,390
ISHARES                      S&P SMLCP VALU   464287879   $5,317   43,665  SH          Sole                39,525     0       4,140
DIAMONDS TR                  Unit Ser 1       252787106     $362    3,365  SH          Sole                 3,365     0           0
STREETTRACKS SER TR          WILSHIRE REIT    86330E604   $8,044   42,885  SH          Sole                42,085     0         800
Microsoft Corp.              Com              594918104     $222    8,296  SH          Other                    0     0       8,296
MIDCAP SPDR TR               Unit Ser 1       595635103     $762    6,300  SH          Sole                 6,300     0           0